Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Property, Plant and Equipment

12	Property, plant and equipment

Components of the Company’s property, plant and equipment are summarized below.

	Cost
	Equipment	Furniture and fixtures	Computer equipment	Leasehold improvements	Total
	$	$	$	$	$
At January 1, 2018	2,268	19	790	42	3,119
Additions	1	—	8	—	9
Disposals / Retirements	(758)	—	(137)	—	(895)
Reclassifications	11	(11)	—	—	—
Impact of foreign exchange rate changes	(64)	(1)	(24)	(2)	(91)
At December 31, 2018	1,458	7	637	40	2,142
Disposals / Retirements	(1,019)	—	(311)	(5)	(1,335)
Impact of foreign exchange rate changes	(17)	—	(12)	(1)	(30)
At December 31, 2019	422	7	314	34	777

	Accumulated depreciation
	Equipment	Furniture and fixtures	Computer equipment	Leasehold improvements	Total
	$	$	$	$	$
At January 1, 2018	2,210	4	769	35	3,018
Disposals / Retirements	(752)	—	(137)	—	(889)
Depreciation expense	19	1	14	1	35
Impact of foreign exchange rate changes	(63)	—	(22)	(2)	(87)
At December 31, 2018	1,414	5	624	34	2,077
Disposals / Retirements	(1,009)	—	(311)	(5)	(1,325)
Depreciation expense	9	2	6	—	17
Impact of foreign exchange rate changes	(14)	—	(12)	(1)	(27)
At December 31, 2019	400	7	307	28	742

	Carrying amount
	Equipment	Furniture and fixtures	Computer equipment	Leasehold improvements	Total
	$	$	$	$	$
At December 31, 2018	44	2	13	6	65
At December 31, 2019	22	—	7	6	35

Depreciation of $17 ($35 in 2018 and $100 in 2017) is presented in the consolidated statement of comprehensive (loss) income as follows: $10 ($20 in 2018 and $69 in 2017) in R&D costs, $7 ($10 in 2018 and $10 in 2017) in general and administrative (“G&A”) expenses and $nil ($5 in 2018 and $21 in 2017) in selling expenses. During 2019, the Company recognized net loss on disposal of $5 (2018 - $nil and 2017 - $nil) in the consolidated statement of comprehensive (loss) income.